[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07694
MORGAN STANLEY EMERGING MARKETS DEBT FUND, INC.
(Exact name of registrant as specified in charter)
1221 AVENUE OF THE AMERICAS 5th FLOOR NEW YORK, NY		10020
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 5th FLOOR NEW YORK, NY, 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	12/31

Date of reporting period:	3/31/06

Item 1.  Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Morgan Stanley Emerging Markets Debt Fund, Inc.

First Quarter Report

March 31, 2006 (unaudited)

Portfolio of Investments

(Showing Percentage of Total Value of Investments)

			Face Amount	Value
			(000)	(000)
DEBT INSTRUMENTS (97.0%)
Argentina (3.0%)
Sovereign (3.0%)
Republic of Argentina
5.83%, 12/31/33			$12,710	$5,338
8.28%, 12/31/33	(e)		407	399
Republic of Argentina (Linked Variable Rate)
87.96%, 4/10/49	(b)		3,770	1,546
				7,283
Brazil (15.8%)
Corporate (3.2%)
Banco ABN Amro Real S.A.
Zero Coupon, 7/21/06	(d)		2,340	2,849
15.86%, 12/31/07			6,000	2,831
Citigroup, Inc.
Zero Coupon, 5/18/09			2,000	1,995
				7,675
Sovereign (12.6%)
Federative Republic of Brazil
5.19%, 4/15/24	(c)		5,280	5,283
6.00%, 4/15/24	(c)		1,490	1,491
8.00%, 1/15/18			3,144	3,414
8.875%, 10/14/19 - 4/15/24			8,688	10,058
10.50%, 7/14/14			1,740	2,171
14.50%, 10/15/09			6,040	7,746
				30,163
				37,838
Bulgaria (1.6%)
Sovereign (1.6%)
Republic of Bulgaria (Registered)
8.25%, 1/15/15			3,189	3,743
Chile (1.8%)
Corporate (1.8%)
Empresa Nacional de Petroleo
6.75%, 11/15/12	(d)		4,170	4,376
Colombia (2.3%)
Sovereign (2.3%)
Republic of Colombia
8.125%, 5/21/24			1,420	1,597
8.25%, 12/22/14			1,040	1,175
9.75%, 4/9/11			1,361	1,516
11.75%, 2/25/20			925	1,323
				5,611
Ecuador (1.3%)
Sovereign (1.3%)
Republic of Ecuador
9.00%, 8/15/30	(a)		2,500	2,531
9.375%, 12/15/15			470	496
				3,027
India (0.0%)
Corporate (0.0%)
Surashtra Cement & Chemical Ltd.
19.00%, (expired maturity)	(e)(g)	INR	30,000	@—
Indonesia (4.6%)
Corporate (4.6%)
Pindo Deli Finance Mauritius
Tranche A, 5.66%, 4/28/15	(c)(d)		$1,659	1,369
Tranche B, 5.66%, 4/28/18	(c)		3,413	1,997
Tranche C, 5.66%, 4/28/25	(c)(d)		6,884	1,755
Tijiwi Kimia Finance Mauritius Ltd.
Tranche A, 5.66%, 4/28/15	(c)(d)		3,878	3,199

Tranche B, 5.66%, 4/28/18	(c)(d)	2,714	1,723
Tranche C, 5.66%, 4/28/27	(c)(d)	3,352	855
10,898
Ivory Coast (0.2%)
Sovereign (0.2%)
Republic of Ivory Coast
2.50%, 3/29/18	(b)	2,045	522
Malaysia (1.7%)
Sovereign (1.7%)
Government of Malaysia
7.50%, 7/15/11	420	457
8.75%, 6/1/09	3,290	3,601
4,058
Mexico (16.9%)
Corporate (8.3%)
Pemex Project Funding Master Trust
6.21%, 6/15/10	(c)(d)	4,250	4,373
8.625%, 12/1/23	1,740	2,049
9.125%, 10/13/10	4,040	4,555
9.50%, 9/15/27	(d)	5,900	7,565
10.00%, 9/15/27	1,020	1,302
19,844
Sovereign (8.6%)
Mexican Bonos
10.00%, 12/5/24	MXN	49,092	5,047
8.125%, 12/30/19	$3,393	3,995
8.375%, 1/14/11	6,100	6,774
11.50%, 5/15/26	828	1,287
United Mexican States, MTN
8.30%, 8/15/31	2,905	3,518
20,621
40,465
Nigeria (2.2%)
Sovereign (2.2%)
Central Bank of Nigeria
6.25%, 11/15/20	(a)(c)	2,750	2,736
Central Bank of Nigeria Credit-Linked Treasury Bond
15.00%, 1/30/09	2,378	2,549
5,285
Panama (2.3%)
Sovereign (2.3%)
Republic of Panama
7.125%, 1/29/26	1,910	1,958
9.375%, 4/1/29	1,890	2,405
9.625%, 2/8/11	906	1,049
5,412
Peru (2.1%)
Sovereign (2.1%)
Republic of Peru
7.84%, 8/12/20	PEN	3,350	962
8.375%, 5/3/16	$1,150	1,253
8.75%, 11/21/33	1,050	1,176
9.875%, 2/6/15	1,385	1,641
5,032
Philippines (11.8%)
Sovereign (11.8%)
Republic of Philippines
8.875%, 3/17/15	(j)	10,980	12,449
9.50%, 2/2/30	11,055	13,155
10.625%, 3/16/25	2,080	2,707
28,311
Qatar (0.8%)
Sovereign (0.8%)
State of Qatar (Registered)
9.75%, 6/15/30	1,260	1,852
Russia (14.5%)
Corporate (4.1%)
Gaz Capital for Gazprom
8.625%, 4/28/34	3,670	4,532

Sovereign (10.4%)
Aries Vermoegensverwaltungs GmbH
9.60%, 10/25/14		4,250	5,313
Russian Federation
5.00%, 3/31/30	(a)(d)	3,384	3,710
Russian Federation (Registered)
5.00%, 3/31/30	(a)	@—	@—
8.25%, 3/31/10		3,485	3,694
11.00%, 7/24/18		7,151	10,271
12.75%, 6/24/28		4,080	7,293
			30,281
			34,813
Trinidad (1.0%)
Corporate (1.0%)
National Gas of Trinidad & Tobago Ltd.
6.05%, 1/15/36	(d)	2,369	2,281
Tunisia (0.3%)
Sovereign (0.3%)
Banque Centrale de Tunisie
7.375%, 4/25/12		750	811
Turkey (5.8%)
Sovereign (5.8%)
Citigroup Global Markets Holdings, Inc.
(Turkish Lira Index Linked)
Zero Coupon, 6/28/07	(d)	6,120	6,112
Republic of Turkey
11.00%, 1/14/13		3,570	4,498
11.50%, 1/23/12		2,700	3,389
			13,999
Venezuela (7.0%)
Sovereign (7.0%)
Republic of Venezuela
8.50%, 10/8/14		1,510	1,695
9.375%, 1/13/34		7,072	9,051
10.75%, 9/19/13		4,890	6,110
			16,856
TOTAL DEBT INSTRUMENTS
(Cost $219,547)			232,473

		No. of Warrants
WARRANTS (0.9%)
Argentina (0.5%)
Republic of Argentina
Zero Coupon, 12/15/35		37,715	1,122
Zero Coupon, 12/15/35	(e)	1,182	110
			1,232
Mexico (0.1%)
United Mexican States
expiring 9/1/06		2	181
Nigeria (0.2%)
Central Bank of Nigeria,
expiring 11/15/20		3,000	438
Venezuela (0.1%)
Republic of Venezuela Oil-Linked Payment Obligation,
expiring 4/15/20		11,350	386
TOTAL WARRANTS
(Cost $669)			2,237

No. of Warrants
CALL OPTIONS PURCHASED (0.0%)
Brazil (0.0%)
Federative Republic of Brazil
5/06 @ $2.164 (Cost $78)	(h)	2,603,650	78

Face Amount
(000)
SHORT-TERM INVESTMENT (2.0%)
United States (2.0%)
Repurchase Agreement (2.0%)

J.P. Morgan Securities, Inc., 4.73%,
dated 3/31/06, due 4/3/06
repurchase price $4,794 (Cost $4,792)	(f)	$4,792	4,792
TOTAL INVESTMENTS+ (100.0%)
(Cost $225,086)			239,580
LIABILITIES IN EXCESS OF OTHER ASSETS			(426)
NET ASSETS			$239,154

(a)	Step Bond — coupon rate increases to maturity. Rate disclosed is as of March 31, 2006. Maturity date disclosed is ultimate maturity.
(b)	Security is in default.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in designated base rates.
The rates shown are those in effect on March 31, 2006.
(d)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(e)	Security was valued at fair value. At March 31, 2006, the Fund held a fair valued security, valued at less than $500, representing less than 0.05% of net assets.
(f)

Represents the Fund’s undivided interest in a joint repurchase agreement which has a total value of $935,502,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 3.23% to 6.08%, due 4/1/19 to 2/1/37; Federal National Mortgage Association, Conventional Pools, 3.60% to 6.39%, due 5/1/28 to 4/1/44, which had a total value of $954, 214, 908. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Fund from the SEC.

(g)	Security has been deemed illiquid - At March 31, 2006.
(h)	Non-income producing security.
(i)	Covered call option contracts written in connection with securities held.
(j)	Denotes all or a portion of securities subject to repurchase under the Reverse Repurchase Agreements as of March 31, 2006.
@	Face Amount/Value is less than $500.
INR	Indian Rupee
MTN	Medium Term Note
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
+

At March 31, 2006, the U.S. Federal income tax cost basis of investments was approximately $225,086,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $14,494,000 of which $21,647,000 related to appreciated securities and $7,153,000 related to depreciated securities.

Futures Contracts:

The Fund had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Short:
2 Year U.S.
Treasury Note	239	$48,722	Jun-06	$91

Written Option Contracts:

The Fund had the following written option contract(s) open at period end:

		Number
		of	Value	Expiration
		Contracts	(000)	Date

CALL OPTIONS WRITTEN (0.0%)
Brazil (0.0%)
Federative Republic of Brazil
Strike price $2.30 (Cost $78)	(h)(i)	7,050,690	$(65)	May-06

		Total
	Number	Premiums
	of	Received
	Contracts	(000)
Options Outstanding - 12/31/05	—	$—
Options Written	7,050,690	78
Options Terminated in Closing Purchase Transactions	—	—
Options Exercised	—	—
Options Expired	—	—
Options Outstanding - 3/31/06	7,050,690	$78

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Emerging Markets Debt Fund, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 18, 2006

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	May 18, 2006